May 01, 2018
Supplement dated November 15, 2018
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Global Bond Fund	5/1/2018
On November 14, 2018, the Fund's Board of Trustees approved a proposal to change the Fund's name and comparative index, and to modify the Fund's investment strategy. As a result, effective on or about November 26, 2018 (the Name Change Date), the Fund’s name is changed to Columbia Variable Portfolio - Global Strategic Income Fund. Accordingly, on the Name Change Date, all references in the Fund's Prospectus to Columbia Variable Portfolio - Global Bond Fund are hereby deleted and replaced with Columbia Variable Portfolio - Global Strategic Income Fund. In addition, effective immediately, the changes described below in this Supplement are hereby made to the Fund’s Prospectus.
The first paragraph under the heading "Performance Information" in the "Summary of Columbia VP - Global Bond Fund" section is hereby superseded and replaced with the following:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest. Effective November 15, 2018 the Fund compares its performance to that of the Bloomberg Barclays Global Aggregate Hedged USD Index (the New Index). Prior to this date, the Fund compared its performance to that of the Bloomberg Barclays Global Aggregate Index (unhedged) (the Former Index). The Fund's investment manager recommended this change because it believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on the Former Index will continue to be shown for a one-year transition period. Also effective November 15, 2018, the Fund compares its performance to the Bloomberg Barclays Global Credit Hedged USD Index as another measure of performance for markets in which the Fund may invest.
In addition, the Average Annual Total Returns table in the same section and under the same heading is hereby superseded and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2017)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	5.86%	-1.70%	1.95%
Class 2	05/03/2010	5.69%	-1.94%	1.73%
Class 3	05/01/1996	5.77%	-1.83%	1.85%
Bloomberg Barclays Global Aggregate Hedged USD Index (reflects no deductions for fees, expenses or taxes)		3.04%	3.06%	4.16%
Bloomberg Barclays Global Aggregate Index (unhedged) (reflects no deductions for fees, expenses or taxes)		7.39%	0.79%	3.09%
Bloomberg Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)		5.89%	4.02%	5.55%
The rest of the section remains the same.